Restructuring	6 Months Ended
Jun. 30, 2025
Restructuring [Abstract]
Disclosure of Restructuring [text block]	Restructuring Restructuring is primarily driven by the implementation of the Group’s Global Hausbank strategic agenda. The Group has defined and is in the process of implementing efficiency measures that aim to contribute to achieving the bank’s 2025 targets. Restructuring expense is comprised of termination benefits, additional expenses covering the acceleration of deferred compensation awards not yet amortized due to the discontinuation of employment and contract termination costs related to real estate. Net restructuring expense by business segment Three months ended Six months ended in € m. Jun 30, 2025 Jun 30, 2024 Jun 30, 2025 Jun 30, 2024 Corporate Bank 0 (0) 0 0 Investment Bank 0 (1) 0 (0) Private Bank 1 (45) (5) (45) Asset Management (0) 0 0 0 Corporate & Other (0) 0 (0) 0 Total Net Restructuring Charges 0 (46) (5) (45) Net restructuring expense by type Three months ended Six months ended in € m. Jun 30, 2025 Jun 30, 2024 Jun 30, 2025 Jun 30, 2024 Restructuring – Staff related 1 (46) (3) (45) Of which: Termination Payments 0 (47) (5) (45) Retention Acceleration 1 0 1 0 Social Security 0 0 1 0 Restructuring – Non Staff related1 (1) 0 (1) (0) Total net restructuring Charges 0 (46) (5) (45) 1 Contract costs, mainly related to real estate Provisions for restructuring amounted to € 230 million and € 273 million as of June 30, 2025 and December 31, 2024, respectively. The majority of the current provisions for restructuring are expected to be utilized by the end of 2025. During the six months ended June 30, 2025, 157 full-time equivalent staff were reduced as part of our restructuring program. These reductions were identified within: Organizational changes Full-time equivalent staff Three months endedJun 30, 2025 Six months endedJun 30, 2025 Corporate Bank 1 2 Investment Bank 0 2 Private Bank 63 146 Asset Management 0 0 Infrastructure 2 7 Total full-time equivalent staff 66 157